Trade Payables and Other Liabilities - Summary of Trade Payables and Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current: due within one year
Trade payables	€ 9,121	€ 8,217
Accruals	3,724	3,666
Social security and sundry taxes	498	539
Deferred consideration	14	26
Others	1,100	978
Trade and other current payables	14,457	13,426
Non-current: due after more than one year
Accruals	121	146
Deferred consideration	173	485
Others	52	69
Non current payables	346	700
Total trade	€ 14,803	€ 14,126